UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07540

Global High Income Dollar Fund Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management (US) Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2005

Item 1.   Schedule of Investments

Global High Income Dollar Fund Inc.
Portfolio of Investments — July 31, 2005 (Unaudited)

Principal
Amount			Maturity	Interest
(000)			Dates	Rates		Value

Foreign Debt Securities — 92.96%
Argentina — 14.17%
	$1,500	Banco de Galicia y Buenos Aires	01/01/10	7.190	%†	$1,443,750
	5,840	Banco de Galicia y Buenos Aires	01/01/14	4.000	††	4,964,000
	754	Banco de Galicia y Buenos Aires	01/01/19	11.000		783,976
ARS	46,497	Republic of Argentina	12/31/33	0.051	@	19,947,415
	$12,427	Republic of Argentina (1)	08/03/12	4.005	†	11,463,908
	2,820	Republic of Argentina	04/30/13	5.085	@	2,312,400
	4,165	Republic of Argentina	01/03/16	2.000		2,478,175

						43,393,624

Brazil — 16.31%
	$3,192	Brazil Real Credit-Linked Note	01/03/07	12.364	@	2,520,312
	6,027	Brazil Real Credit-Linked Note	01/05/10	7.391	@	3,014,168
	5,760	Federal Republic of Brazil	10/14/19	8.875		5,955,840
	4,870	Federal Republic of Brazil	04/15/24	8.875		4,943,050
	1,200	Federal Republic of Brazil	01/20/34	8.250		1,142,400
	3,745	Federal Republic of Brazil	08/17/40	11.000		4,400,375
	1,886	Federal Republic of Brazil, DCB	04/15/12	4.313	†	1,824,614
	3,821	Federal Republic of Brazil, DCB	04/15/12	4.313	†	3,687,483
	6,000	Federal Republic of Brazil, DISC	04/15/24	4.250	†	5,670,000
	17,690	Federal Republic of Brazil, PAR	04/15/24	6.000	†	16,805,500

						49,963,742

Bulgaria — 0.99%
	$2,450	Republic of Bulgaria	01/15/15	8.250		3,025,750

Colombia — 0.44%
	$1,140	Republic of Colombia	01/28/33	10.375		1,342,350

Dominican Republic — 2.09%
	$4,320	Republic of Dominican	09/27/11	9.500		4,665,600
	1,660	Republic of Dominican	01/23/18	9.040		1,747,150

						6,412,750

Ecuador — 1.65%
	$375	Republic of Ecuador	08/15/30	8.000	††	322,500
	5,500	Republic of Ecuador, 144A	08/15/30	8.000	††	4,730,000

						5,052,500

El Salvador — 0.98%
	$2,770	Republic of El Salvador	04/10/32	8.250		2,991,600

Germany — 3.55%
	$8,500	Aries Vermogensverwaltungs, 144A	10/25/14	9.600		10,880,000

Indonesia — 2.10%
	$581	Republic of Indonesia	04/20/15	7.250		584,631
	5,819	Republic of Indonesia, 144A	04/20/15	7.250		5,855,369

						6,440,000

Malaysia — 3.87%
MYR	43,970	Johor Corp.	07/31/12	1.000		11,841,008

Mexico — 9.11%
	$1145	Conproca S.A. de C.V.	06/16/10	12.000		1,408,350
MXN	49,000	Mexican Bonos	12/28/06	8.000		4,552,749
	16,500	Mexican Bonos	12/18/14	9.500		1,562,237
	$547	PEMEX Finance Ltd.	05/15/07	8.020		560,841
	8,000	PEMEX Project Funding Master Trust	02/01/22	8.625		9,712,000
	1,250	PEMEX Project Funding Master Trust, 144A	03/30/18	9.250		1,581,250
	3,400	United Mexican States	08/15/31	8.300		4,199,000
	3,762	United Mexican States	04/08/33	7.500		4,313,133

						27,889,560

Netherlands — 1.98%
EUR	606	ING Bank NV (2)	05/31/09	7.517	@	560,636
	1,093	ING Bank NV (2)	05/31/10	6.892	@	943,927
	2,136	ING Bank NV (2)	05/31/11	6.324	@	1,711,243
	1,373	ING Bank NV (2)	05/31/12	5.811	@	1,016,356
UAH	8,270	ING Bank NV	12/30/09	11.890		1,841,080

						6,073,242

Principal
Amount			Maturity	Interest
(000)			Dates	Rates		Value

Peru — 0.50%
	$1,360	Republic of Peru	11/21/33	8.750%		$1,543,600

Philippines — 5.97%
	$8,430	National Power Corp.	03/16/10	9.875		9,083,325
	3,545	Republic of Philippines	03/16/25	10.625		3,930,342
	5,245	Republic of Philippines	02/02/30	9.500		5,287,484

						18,301,151

Poland — 0.41%
PLN	4,110	Republic of Poland	06/24/08	5.750		1,254,383

Qatar — 4.49%
	$9,120	State of Qatar	06/15/30	9.750		13,748,400

Russia — 12.13%
	$4740	Russian Federation	03/31/10	8.250		5,142,900
	9930	Russian Federation	03/31/30	5.000	††	10,997,475
	18,984	Russian Federation, 144A	03/31/30	5.000	††	21,024,325

						37,164,700

Serbia — 0.56%
	$2,000	Republic of Serbia	11/01/24	3.750	††	1,722,500

Turkey — 5.32%
	$1,470	Republic of Turkey	03/19/08	9.875		1,639,050
	4,102	Republic of Turkey	01/15/30	11.875		5,830,993
	1,060	Republic of Turkey	02/14/34	8.000		1,094,450
TRL	3,872	Turkish Credit-Linked Note	04/27/07	0.000	@	3,277,352
	$4,500	Turkish Credit-Linked Note	07/20/09	6.330		4,450,950

						16,292,795

Ukraine — 3.01%
	$2,500	NAK Naftogaz Ukrainy	09/30/09	8.125		2,618,750
	4,170	Republic of Ukraine	06/11/13	7.650		4,587,000
UAH	8,630	Ukraine Credit-Linked Note	12/30/09	0.000	@	2,004,913

						9,210,663

Uruguay — 0.58%
	$940	Republic of Uruguay	03/15/15	7.500		925,900
	780	Republic of Uruguay	05/17/17	9.250		844,350

						1,770,250

Venezuela — 2.75%
	$2,800	Republic of Venezuela	04/21/25	7.650		2,499,000
	2,790	Republic of Venezuela	09/15/27	9.250		2,905,785
	2,900	Republic of Venezuela	01/13/34	9.375		3,027,600

						8,432,385

Total Foreign Debt Securities (Cost $260,210,437)						284,746,953

Number of
Rights
(000)

Rights — 0.03%
Mexico — 0.03%
	1,885	United Mexican States Value Recovery Rights, Series D, Expiration Date 06/30/06 (6)				48,068
	1,885	United Mexican States Value Recovery Rights, Series E, Expiration Date 06/30/07 (6)				45,240

Total Rights (Cost $0)						93,308

Principal
Amount			Maturity	Interest
(000)			Dates	Rates		Value

Short-Term Investments — 5.12%
Russia — 2.16%
Time Deposit — 2.16%
	$4,000	Russia Over the Counter
		time deposits (3)(4)	08/22/05	3.000	%*	$3,904,746
	2,710	Russia Over the Counter
		time deposits (3)(4)	08/22/05	3.500	*	2,699,891

						6,604,637

United States — 0.18%
U.S. Government Obligations — 0.18%
	550	U.S. Treasury Bills (5)	01/05/06	3.319	*	541,779

Number of
Shares
(000)

Other — 2.78% **
	8,534	UBS Supplementary Trust — U.S. Cash Management Prime Fund		3.353	*	8,533,941

Total Short-Term Investments (Cost $15,785,981)						15,680,357

Total Investments — 98.11% (Cost $275,996,418) #						300,520,618
Cash and other assets, less liabilities — 1.89%						5,801,907

Net Assets — 100.00%						$306,322,525

NOTES TO SCHEDULE OF INVESTMENTS
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $275,996,418; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$25,260,340
Gross unrealized depreciation	(736,140)

Net unrealized appreciation	$24,524,200

Note:	The Portfolio of Investments is listed by the issuer’s country of origin.
†	Reflects rate at July 31, 2005 on variable rate instruments.
††	Reflects rate at July 31, 2005 on step coupon rate instruments.
@	Reflects annualized yield at July 31, 2005 on zero coupon bonds.
*	Interest rate reflects yield at July 31, 2005.
**	Security is issued by a fund that is advised by a related entity of UBS Global Asset Management. (US) Inc., Global High Income Dollar Fund Inc.’s advisor.
(1)	Bond interest in default.
(2)	Security is illiquid. These securities amounted to $4,232,162 or 1.38% of net assets.
(3)	Security is being fair valued by a valuation committee under the direction of the Board of Directors. At July 31, 2005 the value of these securities amounted to $6,604,637 or 2.16% of net assets.
(4)	Security represents a structured product denominated in U.S. dollars which has a foreign currency exposure to the Russian Ruble.
(5)	All or a portion of this security was pledged to cover margin requirements for futures contracts.
(6)	Rights do not currently accrue income. Quarterly income, if any, will vary based on several factors including oil exports, prices and inflation.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005 the value of these securities amounted to $44,070,944 or 14.39% of net assets.
#	Global High Income Dollar Fund, Inc. (the “Fund”) calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. (“UBS Global AM”), the investment advisor and administrator of the Fund.

UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.
If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s board of directors.
All investments quoted in foreign currencies will be valued weekly in U.S. dollars on the basis of the foreign currency exchange rates.
Foreign currency exchange rates are generally determined prior to the close of the NYSE. Occasionally, events affecting the value of the foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board.
Securities in which the Fund invests are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s NAV. However, the Fund may determine that such developments are so significant that they will materially affect the value of the Fund’s securities.
The Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. Eastern Time.
ARS	Argentina Peso
DCB	Debt Conversion Bond
DISC	Discount Bond
EUR	Euro
MXN	Mexican Peso
MYR	Malaysian Ringgit
PAR	Par Bond
PLN	Polish Zloty
TRL	Turkish Lira
UAH	Ukraine Hryvnia

Forward Foreign Currency Contracts
					Unrealized
	Contracts to	In		Maturity	Appreciation/
	Deliver	Exchange For		Dates	(Depreciation)

Euro	14,000,000	USD	16,978,010	10/21/05	$(61,801)
Mexican Peso	62,748,000	USD	5,810,000	08/29/05	(80,409)
Thai Baht	125,450,000	USD	2,968,879	10/21/05	(44,790)
Turkish Lira	5,418,347	USD	3,241,026	04/27/07	(261,967)
United States Dollar	7,661,888	THB	320,650,000	10/21/05	41,046

Total net unrealized depreciation on forward foreign currency contracts					$(407,921)

Currency Type Abbreviations:
THB   Thai Baht
USD   United States Dollar

Futures Contracts
Global High Income Dollar Fund Inc. had the following open futures contracts as of July 31, 2005:

	Expiration		Current	Unrealized
	Date	Proceeds	Value	Appreciation

Index Futures Sale Contracts:
U.S. Long Bond (Chicago Board of Trade), 398 contracts	September 2005	$46,792,872	$45,894,375	$898,497

1) Transactions with Related Entities

The Fund invests in shares of UBS Supplementary Trust — U.S. Cash Management Prime Relationship Fund (“Supplementary Trust”). Supplementary Trust is a business trust managed by UBS Global Asset Management (Americas) Inc., a related entity of UBS Global AM and is offered as a cash management option only to mutual funds and certain other accounts. Distributions from Supplementary Trust are reflected as interest income. Amounts relating to those investments at July 31, 2005 and for the period then ended are summarized as follows:

	Sales	Interest
Purchases	Proceeds	Income	Value	% of Net Assets

$221,671,141	$223,255,748	$216,715	$8,533,941	2.78%

2) Total Return Swap Agreements

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily, and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses in the Statement of Operations.

At July 31, 2005, the Fund had outstanding total return swap contracts with the following terms:

			Payments	Payments
			made by the	received by	Unrealized
	Notional Amount	Termination Date	Fund	the Fund	Appreciation

EURO..............	$4,480,000	07/27/07	2.47588%*	11.00%**	$101,350

*        Rate based on 12 month LIBOR (EUR-BBA) plus 29 basis points.
**       Rate is equal to the interest amounts, if any, paid to holders of record of Government of Jamaica bond, due 07/27/2012.
BBA   British Banking Association

Industry Diversification
As a Percent of Net Assets
As of July 31, 2005 (Unaudited)

Foreign Debt Securities
International Corporate Bonds
Capital Markets	0.18%
Commercial Banks	4.33
Construction & Engineering	0.46
Diversified Financial Services	4.54
Electric Utilities	2.97
Oil & Gas	4.54

Total International Corporate Bonds	17.02
Foreign Government Bonds	75.94

Total Foreign Debt Securities	92.96
Rights	0.03
Short-Term Investments	5.12

Total Investments	98.11
Cash and other assets, less liabilities	1.89

Net Assets	100.00%

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semi-annual report to shareholders dated April 30, 2005.

Item 2.   Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global High Income Dollar Fund Inc.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	September 29, 2005

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer

Date:	September 29, 2005

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semi-annual report to shareholders dated April 30, 2005.